WARRANT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Convertible Notes
Schedule of Warrants to purchase

	Number of Shares	Exercise Price	Weighted Average Exercise price	Average Grant Date Fair value
Balance December 31, 2016	4,206,444
Granted	2,652,097	0.15-0.40	0.40	0.39
Forfeited or cancelled	(640,722)	-
Balance December 31, 2017	6,217,819
Granted	1,626,000	0.01-0.30	0.07	0.07
Forfeited or cancelled	(102,250)	-
Balance September 30, 2018	7,741,569	0.01-1.00	0.28	0.27

	Number of Shares	Exercise Price	Weighted Average Exercise price	Average Grant Date Fair value
Balance December 31, 2015	3,766,444
Granted	470,000	0.30-0.50	0.40	0.39
Forfeited or cancelled	(30,000)	-
Balance December 31, 2016	4,206,444
Granted	2,652,097	0.15-0.40	0.40	0.39
Forfeited or cancelled	(640,722)	-
Balance December 31, 2017	6,217,819	0.15-$1.00	0.28	0.29